Unaudited Condensed Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Ordinary shares Class A	Ordinary shares Class B	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive loss	Non- controlling interests	Total
Balance at Dec. 31, 2024	$ 4	$ 4	$ 83,762	$ 5,959	$ 36,462	$ (9,047)	$ 6,302	$ 123,446
Balance (in Shares) at Dec. 31, 2024	2,707,836	2,792,000
Net income					5,863		118	5,981
Capital contribution from non-controlling shareholders							237	237
Dividend to non-controlling shareholders							(28)	(28)
Currency translation adjustments						507	28	535
Balance at Jun. 30, 2025	$ 4	$ 4	83,762	5,959	42,325	(8,540)	6,657	130,171
Balance (in Shares) at Jun. 30, 2025	2,707,836	2,792,000
Balance at Dec. 31, 2025	$ 4	$ 4	83,762	7,311	47,036	(6,200)	6,946	138,863
Balance (in Shares) at Dec. 31, 2025	2,707,836	2,792,000
Net income					6,411		146	6,557
Currency translation adjustments						4,292	224	4,516
Balance at Jun. 30, 2026	$ 4	$ 4	$ 83,762	$ 7,311	$ 53,447	$ (1,908)	$ 7,316	$ 149,936
Balance (in Shares) at Jun. 30, 2026	2,707,836	2,792,000